Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Total dividends paid for ordinary share	$ 327	$ 327	$ 327
Distributable reserves	3,119
Ordinary Shares
Equity
Ordinary dividends paid relating to prior years	202	201	202
Ordinary dividends paid relating to current years	125	126	125
Total dividends paid for ordinary share	$ 327	$ 327	$ 327
Proposed final dividend per ordinary share	$ 0.231
Total proposed dividends	$ 202
Ordinary Shares | Final dividends
Equity
Ordinary dividends per share	$ 0.231	$ 0.231	$ 0.231
Ordinary Shares | Interim dividends
Equity
Ordinary dividends per share	$ 0.144	$ 0.144	$ 0.144